Simplify Opportunistic Income ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Principal Value
U.S. Treasury Bills – 30.2%
U.S. Treasury Bill, 5.43%, 11/9/2023(a) ........................................ $ 2,500,000 $ 2,486,050
U.S. Treasury Bill, 5.45%, 12/21/2023(a) ....................................... 16,500,000 16,305,529
Total U.S. Treasury Bills (Cost $18,788,824) ........................................ 18,791,579
Corporate Bonds – 18.6%
Communications – 2.2%
Frontier Communications Holdings LLC, 8.63%, 3/15/2031, 144A(b) ................. 200,000 188,596
GoTo Group, Inc., 5.50%, 9/1/2027, 144A(b) .................................... 500,000 278,644
GrubHub Holdings, Inc., 5.50%, 7/1/2027, 144A(b) ............................... 700,000 544,792
Liberty Interactive LLC, 8.50%, 7/15/2029 ...................................... 200,000 60,257
Uber Technologies, Inc., 8.00%, 11/1/2026, 144A(b) .............................. 300,000 303,829
1,376,118
Consumer, Cyclical – 4.0%
Fisker, Inc., 2.50%, 9/15/2026, 144A(b) ........................................ 400,000 208,240
Ford Motor Co., 4.35%, 12/8/2026 ............................................ 300,000 287,904
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025 .................................. 350,000 325,591
QVC, Inc., 4.85%, 4/1/2024 ................................................. 650,000 625,404
QVC, Inc., 4.38%, 9/1/2028 ................................................. 600,000 316,299
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.93%, (6-Month US LIBOR +
5.63%), 10/15/2026, 144A(b)(c) ............................................ 400,000 403,000
Tenneco, Inc., 8.00%, 11/17/2028, 144A(b) ..................................... 400,000 326,000
2,492,438
Consumer, Non-cyclical – 0.2%
RP Escrow Issuer LLC, 5.25%, 12/15/2025, 144A(b) ............................. 200,000 146,373
Energy – 4.2%
Enphase Energy, Inc., 3/1/2028(a) ............................................ 350,000 291,375
Enterprise Products Operating LLC, 5.38%, (CME 3-Month SOFR + 2.83%), 2/15/2078(c) 550,000 458,627
SolarEdge Technologies, Inc., 9/15/2025(a) ..................................... 1,700,000 1,558,050
Valaris Ltd., 8.38%, 4/30/2030, 144A(b) ........................................ 300,000 301,125
2,609,177
Financial – 5.5%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/2029, 144A(b) ............. 400,000 302,103
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/2027, 144A(b) ....................... 250,000 211,087
Coinbase Global, Inc., 3.38%, 10/1/2028, 144A(b) ............................... 1,300,000 937,907
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/2024 ............ 200,000 192,807
LendingTree, Inc., 0.50%, 7/15/2025 .......................................... 750,000 598,125
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/2051, 144A(b)
(c) .................................................................... 1,000,000 823,745
Rithm Capital Corp., 6.25%, 10/15/2025, 144A(b) ................................ 400,000 379,992
3,445,766
Industrial – 1.5%
Howmet Aerospace, Inc., 6.88%, 5/1/2025 ...................................... 300,000 301,453
TransDigm, Inc., 6.25%, 3/15/2026, 144A(b) .................................... 300,000 295,908
WESCO Distribution, Inc., 7.13%, 6/15/2025, 144A(b) ............................ 300,000 301,012
898,373
Technology – 0.5%
BILL Holdings, Inc., 12/1/2025(a) ............................................. 300,000 303,000

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Principal Value
Corporate Bonds (continued)
Utilities – 0.5%
NRG Energy, Inc., 10.25%, (US 5 Year CMT T-Note + 5.92%), 9/15/2172, 144A(b)(c) .... $ 300,000 $ 294,124
Total Corporate Bonds (Cost $11,710,708) .......................................... 11,565,369
Shares
Exchange-Traded Funds – 15.4%
AGF US Market Neutral Anti-Beta Fund ........................................ 64,592 1,282,797
Simplify Aggregate Bond ETF ................................................ 141,854 3,025,746
Simplify Interest Rate Hedge ETF ............................................ 14,834 1,416,795
Simplify Short Term Treasury Futures Strategy ETF .............................. 175,495 3,832,811
Total Exchange-Traded Funds (Cost $9,209,794) .................................... 9,558,149
Principal
Foreign Bonds – 10.2%
Basic Materials – 1.2%
Lithium Americas Corp., 1.75%, 1/15/2027 ..................................... $ 1,000,000 730,000
Communications – 2.2%
Altice France Holding SA, 10.50%, 5/15/2027, 144A(b) ............................ 800,000 500,268
Shopify, Inc., 0.13%, 11/1/2025 ............................................... 650,000 582,725
Telecom Italia SpA/Milano, 5.30%, 5/30/2024, 144A(b) ............................ 300,000 295,245
1,378,238
Consumer, Cyclical – 1.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/2025, 144A(b) ................... 400,000 403,791
Mclaren Finance PLC, 7.50%, 8/1/2026, 144A(b) ................................ 450,000 392,645
796,436
Energy – 1.2%
MC Brazil Downstream Trading SARL, 7.25%, 6/30/2031, 144A(b) .................. 983,126 755,232
Government – 4.3%
Angolan Government International Bond, 9.13%, 11/26/2049 ....................... 600,000 431,351
Mexican Bonos, 8.00%, 12/7/2023, Series M .................................... MXN 22,000,000 1,254,268
Mexican Bonos, 5.00%, 3/6/2025, Series M ..................................... MXN 10,900,000 579,347
Ukraine Government International Bond, 7.75%, 9/1/2028 ......................... 1,500,000 438,040
2,703,006
Total Foreign Bonds (Cost $6,211,587) ............................................. 6,362,912
Shares
Common Stocks – 10.1%
Financial – 10.1%
AGNC Investment Corp. .................................................... 66,000 623,040
Annaly Capital Management, Inc. ............................................. 32,200 605,682
Oaktree Specialty Lending Corp. ............................................. 187,655 3,775,619
Saratoga Investment Corp. .................................................. 48,500 1,246,450
Total Common Stocks (Cost $6,275,656) ........................................... 6,250,791
Preferred Stocks – 6.0%
Consumer, Cyclical – 0.7%
Qurate Retail, Inc. ......................................................... 13,900 398,235
Financial – 5.3%
AGNC Investment Corp., (3-Month US LIBOR + 5.11%), Series C(c) ................. 23,400 600,210
Annaly Capital Management, Inc., (3-Month US LIBOR + 4.99%), Series F(c) .......... 24,500 620,585
Chimera Investment Corp., (3-Month US LIBOR + 5.79%), Series B(c) ............... 24,800 527,000
Franklin BSP Realty Trust, Inc., Series E ....................................... 11,300 223,627

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value
Preferred Stocks (continued)
Financial (continued)
Rithm Capital Corp., (3-Month US LIBOR + 4.97%), Series C(c) .................... 19,996 $ 394,921
Rithm Capital Corp., (US 5 Year CMT T-Note + 6.22%), Series D(c) .................. 45,564 932,695
3,299,038
Total Preferred Stocks (Cost $3,830,970) ........................................... 3,697,273
Principal
Asset Backed Securities – 4.1%
Frontier Issuer LLC, Class B, Series 2023-1, 144A, 8.30%, 8/20/2053(b) .............. $ 300,000 285,178
Frontier Issuer LLC, Class C, Series 2023-1, 144A, 11.50%, 8/20/2053(b) ............. 300,000 290,419
Octane Receivables Trust 2022-1, Class R1, Series 2022-1A, 144A, 12/20/2029(b) ..... 12,121 1,999,965
Total Asset Backed Securities (Cost $2,451,069) ..................................... 2,575,562
Shares
Closed-End Funds – 2.8%
Central and Eastern Europe Fund, Inc. ........................................ 38,957 335,030
Western Asset Emerging Markets Debt Fund, Inc. ................................ 165,500 1,373,650
Total Closed-End Funds (Cost $1,817,037) ......................................... 1,708,680
Principal
U.S. Treasury Inflation Indexed Bonds – 2.3%
U.S. Treasury Inflation Indexed Note, 1.25%, 4/15/2028
(Cost $1,469,714) ....................................................... $ 1,500,000 1,454,422
Number of
Contracts Notional Amount
Purchased Options – 0.4%
Calls – Exchange-Traded – 0.1%
Generac Holdings Inc., February Strike Price $135, Expires 2/16/24 ....... 70 945,000 37,100
iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $76,
Expires 12/15/23 .............................................. 150 1,140,000 2,475
U.S. Treasury 2 Year Note, November Strike Price $102, Expires 11/24/23 .. 125 25,531,250 29,297
68,872
Puts – Exchange-Traded – 0.3%
American Airlines Group, January Strike Price $12, Expires 1/19/24 ....... 600 720,000 42,000
Caesars Entertainment Inc., January Strike Price $41, Expires 1/19/24 ..... 150 615,000 32,625
Carnival Corp., January Strike Price $13, Expires 1/19/24 ............... 325 406,250 28,925
Carvana Co., January Strike Price $33, Expires 1/19/24 ................. 60 195,000 27,900
Delta Air Lines Inc., January Strike Price $34, Expires 1/19/24 ............ 250 850,000 35,250
Western Digital Corp., January Strike Price $40, Expires 1/19/24 .......... 165 660,000 21,862
188,562
Total Purchased Options (Cost $265,629) ............................................ 257,434
Total Investments – 100.1%
(Cost $62,030,988) ............................................................ $ 62,222,171
Liabilities in Excess of Other Assets – (0.1)% ......................................... (45,417)
Net Assets – 100.0% ............................................................ $ 62,176,754

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Number of
Contracts Notional Amount Value
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Generac Holdings Inc., February Strike Price $90, Expires 2/16/24 ........ (65) $ (585,000) $ (31,850)
iShares iBoxx High Yield Corporate Bond ETF, January Strike Price $68,
Expires 1/19/24 ............................................... (220) (1,496,000) (8,470)
U.S. Treasury 2 Year Note, November Strike Price $101, Expires 11/24/23 .. (85) (17,148,750) (26,563)
(66,883)
Total Written Options (Premiums Received $70,233) .................................... $ (66,883)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $11,169,220, which represents 18.0% of net assets as of September 30, 2023.
(c) Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
Currency Abbreviations:
MXN : Mexican Pesos
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
3 Month SOFR Future ............................. 62 $ 14,655,250 3/19/24 $ (906)
3 Month SOFR Future ............................. 62 14,696,325 9/17/24 (14,857)
Total unrealized appreciation/(depreciation) $ (15,763)
Short position contracts:
3 Month SOFR Future ............................. (124) (29,577,100) 3/18/25 53,212
Total net unrealized appreciation $ 37,449

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 30.2%
Corporate Bonds ................................................................................. 18.6%
Exchange-Traded Funds ........................................................................... 15.4%
Foreign Bonds ................................................................................... 10.2%
Common Stocks ................................................................................. 10.1%
Preferred Stocks ................................................................................. 6.0%
Asset Backed Securities ........................................................................... 4.1%
Closed-End Funds ............................................................................... 2.8%
U.S. Treasury Inflation Indexed Bonds ................................................................ 2.3%
Purchased Options ............................................................................... 0.4%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%